MHM Final

SEMI-ANNUAL REPORT

(During The Twelfth Term)

From: October 1, 2007

To: March 31, 2008

LOOMIS SAYLES FUNDS II—LOOMIS SAYLES INVESTMENT GRADE BOND FUND

SEMI-ANNUAL REPORT

(During The Twelfth Term)

From: October 1, 2007

To: March 31, 2008

To: Director of Kanto Local Finance Bureau

Filing Date: June 30, 2008

Name of the Fund:	LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Name of the Registrant Trust:	LOOMIS SAYLES FUNDS II

Name and Official Title of the Representative:	Michael Kardok
Treasurer of the Trust

Address of Principal Office:	399 Boylston Street
Boston, Massachusetts 02116
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law
Signature [Harume Nakano]
(Seal)

Ken Miura
Attorney-at-Law
Signature [Ken Miura]
(Seal)

Address or Place of Business	Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-Annual Report is available for Public Inspection

Not applicable.

C O N T E N T S

			This English translation
I.	STATUS OF INVESTMENT PORTFOLIO		1

	(1)	Diversification of Investment Portfolio	1

	(2)	Results of Past Operations	1
		(a) Record of Changes in Net Assets	1
		(b) Record of Distributions Paid	1
		(c) Record of Earnings Ratio	2

II.	OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND		3

III.	RECORD OF SALES AND REPURCHASES		3

IV.	OUTLINE OF THE TRUST		3

	(1)	Amount of Capital	3

	(2)	Description of Business and Outline of Operation	4

	(3)	Miscellaneous	7

V.	OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY		7

I.	STATUS OF INVESTMENT PORTFOLIO

(LOOMIS SAYLES INVESTMENT GRADE BOND FUND (hereinafter referred to as the “Fund”))

(1)	Diversification of Investment Portfolio

[See a separate Excel file.]

Note 1:	The investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.
Note 2:	The exchange rate of U.S. Dollars (“dollar” or “$”) into Japanese Yen is ¥105.75 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Mitsubishi-Tokyo UFJ, Ltd. as of May 30, 2008. The same applies hereinafter.
Note 3:	In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the “total” column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2)	Results of Past Operations

(a)	Record of Changes in Net Assets

Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2008 is as follows:

[See a separate Excel file.]

(b)	Record of Distributions Paid

[See a separate Excel file.]

(c)	Record of Earnings Ratio

Record of earnings ratio during one year up to and including the end of May, 2008 is as follows:

Earning ratio (%) 1) 2)
Class Y	7.07%
Class J	6.33%
Class B	5.96%
Class C	6.05%
Class A	6.81%

(Note) The earning ratio of each class is calculated based on the following formula:

NAV per share 5/31/08 + Distributions for one year—NAV per share 5/31/07	X 100
NAV per share 5/31/07

1)	Includes capital gain distributions.
2)	Distributions used for the period ended 5/31/08 are based on payment date.

II.	OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND

The Fund shall use as the auditors the professional services of PricewaterhouseCoopers LLP, an independent registered public accounting firm.

[The Japanese translation of the financial statement of the Fund to be incorporated.]

III	RECORD OF SALES AND REPURCHASES

Record of sales and repurchases during one year period up to and including the end of May, 2008 and number of outstanding shares of the Fund as of the end of May, 2008 are as follows:

	Number of Units Sold	Number of Units Repurchased	Number of Outstanding Units
Class Y	74,162,191.098 (0)	11,498,944.513 (0)	86,326,190.648 (0)
Class J	968,800.000 (968,800.000)	2,228,280.000 (2,228,280.000)	14,882,830.000 (14,882,830.000)
Class B	495,375.267 (0)	161,989.969 (0)	1,552,297.379 (0)
Class C	84,128,101.897 (0)	6,517,845.258 (0)	110,931,838.081 (0)
Class A	137,177,104.892 (0)	21,585,422.494 (0)	159,250,637.175 (0)

Note:	The numbers of shares sold, redeemed and outstanding in the parenthesis represents those sold, redeemed and outstanding in Japan.

IV.	OUTLINE OF THE TRUST

(1)	Amount of Capital:

1.	Trust

Not applicable.

2.	Loomis, Sayles & Company, L.P. (Investment Management Company)

1)	Amount of Capital (issued capital stock at par value):

Not applicable. Provided, however, that the partner capital was $89,255,756 (¥9,439 million) as of May 31, 2008.

2)	Number of authorized shares of capital stock:

Not applicable.

3)	Number of outstanding shares of capital stock:

Not applicable.

4)	Increase/decrease in amount of capital for the last 5 years:

Not applicable.

(2)	Description of Business and Outline of Operation:

1.	Trust

The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Trust has retained Loomis Sayles & Company, L.P., the investment adviser, to render investment advisory services, Natixis Asset Management Advisors, L.P., to render administrative services, and State Street Bank and Trust Company, to hold the assets of the Fund in custody and act as Transfer, Dividend Payment and Shareholder Servicing Agent.

2.	Loomis, Sayles & Company, L.P. (Investment Management Company)

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds, among other clients. As of the end of May, 2008, Investment Management Company administers and manages the following 47 portfolios, including 13 portfolios of the Trust with the total net asset value is US$18,862 million.

Fund List

(as of the end of May 2008)

Fund	Month /Date /Year Established	Principal Characteristics	Total NAV ($ thousand)		NAV per share ($)
LOOMIS SAYLES FUNDS I (10 portfolios)
Loomis Sayles Bond Fund	5/16/91	Fixed Income/Open	Retail	8,569,731	Retail	14.27
			Inst.	9,168,824	Inst.	14.31
			Admin	244,326	Admin	14.24
Loomis Sayles Global Bond Fund	5/10/91	Global/Open	Retail	1,217,739	Retail	15.99
			Inst.	1,310,525	Inst.	16.12
Loomis Sayles Fixed Income Fund	1/17/95	Fixed Income/Open	Inst.	653,389	Inst.	13.78
Loomis Sayles Institutional High Income Fund	6/5/96	Fixed Income/Open	Inst.	234,653	Inst.	7.92
Loomis Sayles Intermediate Duration Fixed Income Fund	1/28/98	Fixed Income/Open	Inst.	34,540	Inst.	9.39
Loomis Sayles Investment Grade Fixed Income Fund	7/1/94	Fixed Income/Open	Inst.	280,035	Inst.	12.70

Loomis Sayles Small Cap Value Fund	5/13/91	Equity/Open	Retail	513,704	Retail	24.03
			Inst.	557,725	Inst.	24.26
			Admin	88,644	Admin	23.62
Loomis Sayles Inflation Protected Securities Fund	5/21/91	Fixed Income/Open	Inst.	16,199	Inst.	10.82
Loomis Sayles High Income Opportunities Fund	4/13/04	Fixed Income/Open	Inst.	80,448	Inst.	9.87
Loomis Sayles Securitized Asset Fund	3/2/06	Fixed Income/Open	Inst.	373,789	Inst.	9.93

LOOMIS SAYLES FUNDS II (13 portfolios)
Loomis Sayles Mid Cap Growth Fund	12/31/96	Equity/Open	Retail	119,933	Retail	28.04
			Inst.	32,967	Inst.	28.78
Loomis Sayles Research Fund	7/31/00	Equity/Open	A	969	A	8.34
			B	311	B	8.15
			C	747	C	8.11
			Y	26,673	Y	8.40
Loomis Sayles Growth Fund	5/16/91	Equity/Open	A	218,260	A	6.72
			B	16,001	B	6.48
			C	39,305	C	6.49
			Y	110,945	Y	7.05
Loomis Sayles Value Fund	5/13/91	Equity/Open	A	122,943	A	21.17
			B	10,917	B	21.07
			C	6,143	C	21.06
			Y	237,941	Y	21.23
Loomis Sayles Investment Grade Bond Fund	12/31/96	Fixed Income/Open	Y	1,012,875	Y	11.73
			J	174,342	J	11.71
			A	1,867,651	A	11.73
			B	18,128	B	11.68
			C	1,293,001	C	11.66
Loomis Sayles Small Cap Growth Fund	12/31/96	Equity/Open	R	74,033	R	14.16
			Inst.	47,356	Inst.	14.57
Loomis Sayles Global Markets Fund	5/1/96	Global/Open	A	80,204	A	15.36
			C	164,775	C	15.21
			Y	164,962	Y	15.41
Loomis Sayles Tax-Managed Equity Fund	10/1/95	Equity/Open	Inst.	7,020	Inst.	11.35
Loomis Sayles Limited Term Government and Agency Fund	1/3/89	Fixed Income/Open	A	99,195	A	10.99
			B	5,357	B	10.98
			C	7,303	C	11.00
			Y	5,258	Y	11.03
Loomis Sayles Municipal Income Fund	5/9/77	Fixed Income/Open	A	60,975	A	7.07
			B	2,189	B	7.08
Loomis Sayles High Income Fund	2/22/84	Fixed Income/Open	A	38,073	A	4.98
			B	2,967	B	4.98
			C	8,194	C	4.98
			Y	5	Y	4.97
Loomis Sayles International Bond Fund	2/1/08	Global/Open	A	844	A	10.07
			B	279	B	10.05
			C	10,720	C	10.05
Loomis Sayles Strategic Income Fund	5/1/95	Fixed Income/Open	A	6,884,180	A	14.69
			B	207,127	B	14.76
			C	4,738,897	C	14.76
			Y	941,833	Y	14.69

NATIXIS ADVISOR FUNDS TRUSTS I, II, and III (5 portfolios)
Natixis U.S. Diversified Portfolio	7/7/94	Equity/Open	A	387,495	A	24.39
			B	88,774	B	21.30
			C	42,585	C	21.32
			Y	12,456	Y	26.17
Loomis Sayles Massachusetts Tax Free Income Fund	3/23/84	Fixed Income/Open	A	50,182	A	15.99
			B	989	B	15.96
Loomis Sayles Core Plus Bond Fund	11/7/73	Fixed Income/Open	A	118,081	A	11.25
			B	13,761	B	11.28
			C	17,642	C	11.27
			Y	18,676	Y	11.31
Natixis Moderate Diversified Portfolio	7/14/04	Fixed Income/Equity/Open	A	15,795	A	9.90
			C	47,682	C	9.85
Natixis Income Diversified Portfolio	11/17/05	Fixed Income/Open	A	49,975	A	10.02
			C	55,957	C	10.00

UNRELATED FUNDS=19 portfolios

Fund			Total NAV ($ thousands)	NAV Per Share ($)
Metropolitan Series Fund – Loomis Sayles Small Cap Portfolio (a)	5/2/94	Equity/Open	A-$365,435 B-$108,142 E-$63,434	A-$247.66 B-$243.90 E-$245.18
Met Investors Series Trust – Loomis Sayles Global Markets Portfolio (a)	5/1/06	Equity/Fixed Income/Open	A-$1,007.2 B-$79.0	A-$13.27 B-$13.22
Managers Bond Fund (a)	5/84	Fixed Income/Open	$2,022,891	$25.34
Managers Global Bond Fund (a)	3/12/02	Fixed Income/Open	$92,124	$21.37
Managers Fixed Income Fund (a)	5/18/04	Fixed Income/Open	A-$24,122 B-$9,029 C-$32,154 Y-$33,412	A-$10.54 B-$10.47 C-$10.54 Y-$10.59
Maxim Loomis Sayles Small-Cap Value Portfolio (a)	11/1/94	Equity/Open	$281,009	$19.53
Maxim Loomis Sayles Bond Portfolio (a)	11/1/94	Fixed Income/Open	$389,403	$12.55
GuideStone Funds Trust-Extended Duration Bond Fund (a)	8/27/01	Fixed Income/Open	GS-2–$75,841 GS-4–$500,252 GS-6–$17,157	GS-2–$7.95 GS-4–$15.20 GS-6–$7.95
USAA Growth Fund (b)	04/05/71	Equity Open	$874,020	$15.88
USAA Growth & Income Fund (b)	8/1/97	Equity Open	$1,424,456	$15.93

TA IDEX Bond Portfolio (e)	1/1/07	Fixed Income/Opern	I-$513,249	I-$10.19
Pacific Life Funds Large Cap Growth Fund (d)	9/28/01	Equity Open	A-$26,235 B-$389 C-$627	A-$9.24 B-$8.90 C-$8.89
Pacific Select Fund Large Cap Growth Portfolio (a)	1/2/01	Equity Open	$1,027,136	$9.38
Saratoga Financial Services Portfolio (c)	1/7/03	Equity Open	A-$893 B-$393 C-$77 I-$1,302,805	A-$9.19 B-$8.63 C-$8.62 I-$9.43
Saratoga Large Capitalization Growth Portfolio (c)	9/1/94	Equity Open	A-$30,903 B-$193 C-$1,868 I-$37,921	A-$16.90 B-$15.52 C-$15.56 I-$17.03
Saratoga Energy & Basic Materials Portfolio (c)	1/7/03	Equity Opern	A-$8,080 B-$2,113 C-$189 I-$3,689	A-$26.73 B-$24.88 C-$24.77 I-$27.51
Roszel/Loomis Sayles Large Cap Growth Portfolio (a)	7/1/02	Equity Open	$571	$14.04
3 to 1 Strategic Income Fund (f)	4/25/08	Income/Open	$20.0	$15.10
PMC Large Cap Value Fund (g)	11/5/2007	Equity/Open	$18.85	$14.56

(a)	As of December 31, 2007
(b)	As of January 31, 2008
(c)	As of February 29, 2008
(d)	As of March 31, 2008
(e)	As of October 31, 2007
(f)	As of June 3, 2008
(g)	As of May 31, 2008

(3)	Miscellaneous:

1.	Trust

During the six months prior to the filing of this document, there has been, or is, no litigation which had or is expected to have a material effect on the Fund or the Trust during the six months before the filing of this report.

2.	Loomis, Sayles & Company, L.P. (Investment Management Company)

During the six months prior to the filing of this document, there has been no litigation or fact which caused or would cause, a material effect to the Fund or the Investment Management Company.

V.	OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

The Investment Management Company shall use as the auditors the professional services of Pricewaterhouse Coopers.

[The Japanese translation of the financial statement of the Management Company to be incorporated.]

(As of the end May, 2008)

Types of Assets	Name of Country	Market Value Total Dollar	Investment Ratio
Corporate Bonds	U.S	2,602,738,701	59.61%
	Canada	44,371,455	1.02%
	United Kingdom	41,068,579	0.94%
	Netherlands	22,342,612	0.51%
	Iceland	18,499,397	0.42%
	Supranational	16,499,726	0.38%
	Spain	11,048,746	0.25%
	Australia	7,519,569	0.17%
	Brazil	7,134,454	0.16%
	Chile	6,986,121	0.16%
	Luxembourg	4,984,665	0.11%
	Germany	4,864,743	0.11%
	Mexico	3,080,877	0.07%
	France	1,253,635	0.03%
	Switzerland	1,235,583	0.03%
	Malaysia	1,140,027	0.03%
	India	614,389	0.01%
	Singapore	372,532	0.01%
	Philippines	39,446	0.00%

Foreign Government Bonds	Canada	405,981,235	9.30%
	Australia	71,169,337	1.63%
	Mexico	47,505,409	1.09%
	Supranational	37,163,041	0.85%
	Brazil	17,805,539	0.41%

Government/Agencies	U.S	334,287,958	7.66%

Municipals	U.S	52,412,175	1.20%

Convertible Bonds	U.S	31,434,226	0.72%

Asset Backed	U.S	5,050,886	0.12%

Short Term Investments	U.S	917,682,418	21.02%

Sub-Total		4,716,287,481	108.02%

Cash, Deposit and other assets (after deduction of liabilities)		(350,290,322)	-8.02%

Total (Net Asset Value)		4,365,997,159	100%

		Total Net Asset Value		Net Asset Value per Share
105.75		USD (thousand)	JPY (million)	USD	JPY
2007 end of June	Class Y	314,077	33,214	11.44	1,210
	Class J	182,006	19,247	11.43	1,209
	Class B	15,215	1,609	11.39	1,204
	Class C	429,030	45,370	11.38	1,203
	Class A	563,655	59,607	11.44	1,210

July	Class Y	349,815	36,993	11.45	1,211
	Class J	179,136	18,944	11.43	1,209
	Class B	16,548	1,750	11.40	1,206
	Class C	469,550	49,655	11.39	1,204
	Class A	631,142	66,743	11.45	1,211

August	Class Y	387,023	40,928	11.53	1,219
	Class J	178,453	18,871	11.51	1,217
	Class B	16,721	1,768	11.48	1,214
	Class C	532,948	56,359	11.46	1,212
	Class A	714,660	75,575	11.53	1,219

September	Class Y	448,873	47,468	11.73	1,240
	Class J	180,453	19,083	11.71	1,238
	Class B	17,082	1,806	11.68	1,235
	Class C	605,934	64,078	11.66	1,233
	Class A	834,736	88,273	11.73	1,240

October	Class Y	518,028	54,781	11.94	1,263
	Class J	182,145	19,262	11.92	1,261
	Class B	17,472	1,848	11.88	1,256
	Class C	704,692	74,521	11.86	1,254
	Class A	995,817	105,308	11.93	1,262

November	Class Y	601,685	63,628	11.95	1,264
	Class J	180,663	19,105	11.93	1,262
	Class B	17,361	1,836	11.89	1,257
	Class C	803,165	84,935	11.88	1,256
	Class A	1,145,777	121,166	11.94	1,263

December	Class Y	668,749	70,720	11.79	1,247
	Class J	177,812	18,804	11.78	1,246
	Class B	17,652	1,867	11.75	1,243
	Class C	882,773	93,353	11.72	1,239
	Class A	1,261,257	133,378	11.79	1,247

2008 end of January	Class Y	805,095	85,139	11.91	1,259
	Class J	176,776	18,694	11.89	1,257
	Class B	18,159	1,920	11.86	1,254
	Class C	1,025,561	108,453	11.84	1,252
	Class A	1,488,821	157,443	11.91	1,259

February	Class Y	869,809	91,982	11.87	1,255
	Class J	174,166	18,418	11.85	1,253
	Class B	17,990	1,902	11.81	1,249
	Class C	1,125,426	119,014	11.79	1,247
	Class A	1,611,572	170,424	11.86	1,254

March	Class Y	921,852	97,486	11.74	1,242
	Class J	172,851	18,279	11.72	1,239
	Class B	17,958	1,899	11.69	1,236
	Class C	1,182,457	125,045	11.67	1,234
	Class A	1,699,104	179,680	11.74	1,242

April	Class Y	961,952	101,726	11.86	1,254
	Class J	176,199	18,633	11.84	1,252
	Class B	18,152	1,920	11.80	1,248
	Class C	1,248,283	132,006	11.78	1,246
	Class A	1,795,941	189,921	11.85	1,253

May	Class Y	1,012,875	107,112	11.73	1,240
	Class J	174,342	18,437	11.71	1,238
	Class B	18,128	1,917	11.68	1,235
	Class C	1,293,001	136,735	11.66	1,233
	Class A	1,867,651	197,504	11.73	1,240

Distribution per Share
105.75	Distribution Date	Ex-dividend Date		USD	JPY
11th FY	October 5, 2006	October 2, 2006	Class Y Class J Class B Class C Class A	0.0502 0.0430 0.0400 0.0406 0.0473	5.31 4.55 4.23 4.29 5.00

	November 6, 2006	November 1, 2006	Class Y Class J Class B Class C Class A	0.0516 0.0442 0.0414 0.0429 0.0493	5.46 4.67 4.38 4.54 5.21

	December 6, 2006	December 1, 2006	Class Y Class J Class B Class C Class A	0.0497 0.0424 0.0394 0.0413 0.0475	5.26 4.48 4.17 4.37 5.02

	January 4, 2007	December 29, 2006	Class Y Class J Class B Class C Class A	0.1179 0.1104 0.1072 0.1091 0.1157	12.47 11.67 11.34 11.54 12.24

	February 6, 2007	February 1, 2007	Class Y Class J Class B Class C Class A	0.0486 0.0411 0.0383 0.0400 0.0463	5.14 4.35 4.05 4.23 4.90

	March 6, 2007	March 1, 2007	Class Y Class J Class B Class C Class A	0.0469 0.0405 0.0375 0.0394 0.0450	4.96 4.28 3.97 4.17 4.76

	April 5, 2007	April 2, 2007	Class Y Class J Class B Class C Class A	0.0475 0.0403 0.0370 0.0390 0.0451	5.02 4.26 3.91 4.12 4.77

	May 7, 2007	May 1, 2007	Class Y Class J Class B Class C Class A	0.0480 0.0410 0.0378 0.0397 0.0460	5.08 4.34 4.00 4.20 4.86

	June 6, 2007	June 1, 2007	Class Y Class J Class B Class C Class A	0.0472 0.0399 0.0368 0.0377 0.0441	4.99 4.22 3.89 3.99 4.66

	July 6, 2007	July 2, 2007	Class Y Class J Class B Class C Class A	0.0481 0.0412 0.0377 0.0395 0.0458	5.09 4.36 3.99 4.18 4.84

	August 6, 2007	August 1, 2007	Class Y Class J Class B Class C Class A	0.0490 0.0418 0.0382 0.0398 0.0464	5.18 4.42 4.04 4.21 4.91

	September 7, 2007	September 4, 2007	Class Y Class J Class B Class C Class A	0.0487 0.0417 0.0374 0.0396 0.0461	5.15 4.41 3.96 4.19 4.88

12th FY	October 4, 2007	October 1, 2007	Class Y Class J Class B Class C Class A	0.0505 0.0444 0.0400 0.0406 0.0480	5.34 4.70 4.23 4.29 5.08

	November 6, 2007	November 1, 2007	Class Y Class J Class B Class C Class A	0.0499 0.0424 0.0385 0.0406 0.0476	5.28 4.48 4.07 4.29 5.03

	December 6, 2007	December 3, 2007	Class Y Class J Class B Class C Class A	0.0492 0.0418 0.0377 0.0401 0.0469	5.20 4.42 3.99 4.24 4.96

	January 4, 2008	December 28, 2007	Class Y Class J Class B Class C Class A	0.1040 0.0964 0.0927 0.0945 0.1016	11.00 10.19 9.80 9.99 10.74

	February 6, 2008	February 1, 2008	Class Y Class J Class B Class C Class A	0.0501 0.0424 0.0390 0.0409 0.0477	5.30 4.48 4.12 4.33 5.04

	March 6, 2008	March 3, 2008	Class Y Class J Class B Class C Class A	0.0449 0.0377 0.0342 0.0360 0.0425	4.75 3.99 3.62 3.81 4.49

	April 4, 2008	April 1, 2008	Class Y Class J Class B Class C Class A	0.0451 0.0376 0.0340 0.0354 0.0425	4.77 3.98 3.60 3.74 4.49

	May 8, 2008	May 1, 2008	Class Y Class J Class B Class C Class A	0.0496 0.0425 0.0390 0.0402 0.0472	5.25 4.49 4.12 4.25 4.99

MHM Final

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

LOOMIS SAYLES FUNDS II—LOOMIS SAYLES INVESTMENT GRADE BOND FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To: Director of Kanto Local Finance Bureau

Filing Date: June 30, 2008

Name of the Registrant Trust:	LOOMIS SAYLES FUNDS II

Name and Official Title of Representative:	Michael Kardok
Treasurer of the Trust

Address of Principal Office:	399 Boylston Street
Boston, Massachusetts 02116
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law
Signature [Harume Nakano]
(Seal)

Ken Miura
Attorney-at-Law
Signature [Ken Miura]
(Seal)

Address or Place of Business	Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Name of the Fund Making Public

Offering or Sale of Foreign

Investment Fund Securities:	LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Aggregate Amount of	Shares of a series of a diversified open-end
Foreign Investment Fund Securities	management investment company organized as a
to be Publicly Offered or Sold:	Massachusetts business trust;

Up to US$1.3 billion (approximately

JPY137.475 billion)

Note:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=¥105.75 the mean of the exchange rate quotations by The Bank of Mitsubishi Tokyo UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen as of May 30, 2008.

Places where a copy of this Semi-Annual Report is available for Public Inspection

Not applicable.

I.	REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement is intended to amend and update the relevant information of the Securities Registration Statement filed March 31, 2008 (the “original SRS”) due to the fact that the Semi-annual Report was filed today. It is also intended to amend the original SRS to reflect some subsequent changes.

The exchange rate used in this statement is different from the one used in the original SRS, as the latest exchange rate is used in this statement.

Amended parts are underlined in “(2) Other amendments”.

II.	CONTENTS OF AMENDMENT:

(1)	Amendments made due to filing of Semi-Annual Report

The following items in the original SRS are updated and/or added as stated in the Semi-Annual Report.

Original SRS		Semi-Annual Report		Manner of Amendment
PART II INFORMATION CONCERNING FUNDS
I.	DESCRIPTION OF THE FUND
5	STATUS OF INVESTMENT FUND	1	STATUS OF INVESTMENT FUND
(1)	Diversification of Investment Portfolio	(1)	Diversification of Investment Portfolio	Update
(3)	Result of Past Operation	(2)	Result of Past Operation	Addition/Update

II. FINANCIAL HIGHLIGHTS		II	OUTLINE OF FINANCIAL CONDITIONS OF THE FUND	Addition

PART III DETAILED INFORMATION OF THE FUND
VI FINANCIAL CONDITIONS OF THE FUND		II.	OUTLINE OF FINANCIAL CONDITIONS OF THE FUND	Addition

V.	RESULT OF SALE AND REPURCHASE	III.	RESULT OF SALE AND REPURCHASE	Addition

PART IV SPECIAL INFORMATION
I	OUTLINE OF THE TRUST
1	OUTLINE OF THE TRUST	IV.	OUTLINE OF THE TRUST
(2)	Loomis Sayles and Company, L.P. (the Investment Management Company)	(1)	Amount of Capital	Update
		2	Loomis Sayles and Company, L.P. (the Investment Management Company)
(a)	Amount of Capital

2	DESCRIPTION OF BUSINESS AND OUTLINE OF OPERATION	(2)	Description of Business and Outline of Operation	Update
(2)	Investment Management Company	2	Investment Management Company

5	MISCELLANEOUS	IV	OUTLINE OF THE TRUST	Addition
		(3)	Miscellaneous

* Contents of the Semi-Annual Report are as follows:

[The contents of the Semi-Annual Report are inserted.]

(2)	Other amendments

PART II.    INFORMATION CONCERNING FUND

[Some amendments are made in terms of Japanese translation.]

PART IV    SPECIAL INFORMATION

II.	OUTLINE OF THE OTHER RELATED COMPANIES

(C) Loomis Sayles Distributors, L.P. (the Distributor)

(Before the amendment)

(2) Description of Business

During the fiscal year ended September 30, 2007, the Distributor’s expenses relating to the Fund’s 12b-1 plan were as follows. A portion of these fees was paid out to intermediaries in Japan for shareholder servicing, and a portion was retained by the Distributor and paid out entirely in commission to the Distributor’s Japanese representative.

Fund	Advertising/ Printing and Mailing of Prospectuses to other than current shareholders	Compensation to Underwriters in Japan	Compensation to Broker-Dealers in Japan	Compensation to Sales Personnel	Interest, carrying or other finance charges	Other Distribution Costs
Loomis Sayles Investment Grade Bond Fund	$147,174	$2,342,404	$6,448,314	$1,348,677	$0	$11,301,017

(After the amendment)

(2) Description of Business

During the fiscal year ended September 30, 2007, the Distributor’s expenses relating to the Fund’s 12b-1 plan were as follows. A portion of these fees was paid out to intermediaries in Japan for shareholder servicing, and a portion was retained by the Distributor and paid out entirely in commission to the Distributor’s Japanese representative.

Fund	Advertising/ Printing and Mailing of Prospectuses to other than current shareholders	Compensation to Underwriters in Japan	Compensation to Broker-Dealers in Japan	Compensation to Sales Personnel	Interest, carrying or other finance charges	Other Distribution Costs
Loomis Sayles Investment Grade Bond Fund	$0	$0	$955,913	$86,032	$0	$391,924